Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment reporting [Abstract]
Revenue	$ 1,203,281	$ 1,475,683	$ 1,523,066
Costs and expenses	(1,037,448)	(1,140,217)	(1,248,753)
Corporate expenses	(96,345)	(173,726)	(198,404)
Depreciation and amortization	(141,051)	(182,880)	(80,277)
Transportation loss	(71,563)	(21,140)	(4,368)
Net profit for the year	(403,156)	31,292	23,549
Total assets	4,030,547	4,563,775	3,781,084
Total liabilities	1,783,139	2,140,983	1,656,826
Total capital expenditures	28,375	48,281	86,283
Operating Segments [Member]
Segment reporting [Abstract]
Total assets	3,515,001	3,701,383	3,222,043
Total liabilities	1,348,145	1,330,742	1,394,054
Total capital expenditures	16,864	37,226	57,095
Operating Segments [Member] | Specialized Maritime Division [Member]
Segment reporting [Abstract]
Revenue	751,225	868,505	909,455
Costs and expenses	(634,919)	(652,157)	(727,535)
Depreciation and amortization	(41,764)	(66,306)	(59,451)
Transportation loss	74,542	150,042	122,469
Total assets	1,060,473	1,285,751	1,820,844
Total liabilities	363,098	431,893	887,042
Total capital expenditures	7,608	12,048	42,745
Operating Segments [Member] | Logistics Division [Member]
Segment reporting [Abstract]
Revenue	243,825	265,472	286,649
Costs and expenses	(217,699)	(232,386)	(248,364)
Depreciation and amortization	(22,571)	(19,474)	(2,772)
Transportation loss	3,555	13,612	35,513
Total assets	250,188	266,079	240,024
Total liabilities	141,723	158,203	159,956
Total capital expenditures	33	598	592
Operating Segments [Member] | Ports and Terminals Division [Member]
Segment reporting [Abstract]
Revenue	69,189	169,839	165,971
Costs and expenses	(74,521)	(122,882)	(106,993)
Depreciation and amortization	(15,423)	(15,186)	(9,616)
Transportation loss	(20,755)	31,771	49,362
Total assets	1,664,819	1,763,135	866,849
Total liabilities	498,233	567,030	280,473
Total capital expenditures	5,137	24,086	13,176
Operating Segments [Member] | Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	139,042	171,867	160,991
Costs and expenses	(110,309)	(132,792)	(165,388)
Depreciation and amortization	(45,261)	(41,516)	(1,305)
Transportation loss	(16,528)	(2,441)	(5,702)
Total assets	539,521	386,418	294,326
Total liabilities	345,091	173,616	66,583
Total capital expenditures	4,086	494	582
Shared Accounts [Member] | Other Businesses [Member]
Segment reporting [Abstract]
Revenue	0	0	0
Costs and expenses	0	0	(473)
Corporate expenses	(96,345)	(173,726)	(198,404)
Depreciation and amortization	(16,032)	(40,398)	(7,133)
Transportation loss	(112,377)	(214,124)	(206,010)
Total assets	515,546	862,392	559,041
Total liabilities	434,994	810,241	262,772
Total capital expenditures	11,511	11,055	29,188
Unallocated Amounts [Member]
Segment reporting [Abstract]
Transportation loss	$ (331,593)	$ 52,432	$ 27,917